Property, Equipment and Software, Net (Tables)	6 Months Ended
Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Equipment and Software, Net
Property, equipment and software, net, consist of the following:

	As of
	December 31,	June 30,
	2024	2025
	RMB	RMB
Cost
Leasehold improvements	26,520	26,520
Electronic equipment	12,264	12,280
Vehicles	3,233	3,233
Furniture	3,083	3,081
Software purchased	1,919	1,919

Total cost	47,019	47,033
Less: Accumulated depreciation and amortization	(31,844)	(35,196)

Property, equipment and software, net	15,175	11,837